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                GMACM HOME LOAN TRUST 2006-HLTV1
                             GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1

Cut-Off Period Date                                      07/31/06
Determination Date                                       08/21/06
Record Date                                              08/24/06
Payment Date                                             08/25/06
Actual Days in Accrual Period (30/360)                         31
Accrual Period (30/360)                                        30

SERVICING CERTIFICATE
Beginning Pool Balance                             212,475,018.49
Beginning PFA                                                0.00
Ending Pool Balance                                208,440,348.80
Ending PFA Balance                                              -
Principal Collections                                4,010,792.86
Principal Draws                                                 -
Net Principal Collections                            4,010,792.86

Active Loan Count                                           4,385

Net Interest Collections                             2,180,632.97

Weighted Average Net Loan Rate                          12.30560%
Substitution Adjustment Amount                               0.00

Excess Spread Cash                                   1,110,481.82

                                    BEGINNING        ENDING                                      INTEREST  SECURITY
TERM NOTES                           BALANCE        BALANCE      FACTOR   PRINCIPAL    INTEREST  SHORTFALLS   %      COUPON
----------                           -------        -------      ------   ---------    --------- ----------   -      ------
Class A-1                           73,014,655.65 67,869,504.14 0.7218394 5,145,151.51  344,862.42    0.00    29.53%   5.4850%
Class A-2                           28,687,000.00 28,687,000.00 1.0000000       0.00 1   33,155.49    0.00    12.48%   5.5700%
Class A-3                           36,622,000.00 36,622,000.00 1.0000000       0.00 1   70,597.48    0.00    15.93%   5.5900%
Class A-4                           41,632,000.00 41,632,000.00 1.0000000       0.00 2   01,568.27    0.00    18.11%   5.8100%
Class A-5                           28,901,170.00 28,901,170.00 1.0000000       0.00 1   44,746.69    0.00    12.57%   6.0100%

Certificates                            -              -           -             -           0.00       -         -         -

Beginning Overcollateralization Amount               3,618,192.84
Overcollateralization Amount Increase (Decrease)     1,110,481.82
Outstanding Overcollateralization Amount             4,728,674.66
Target Overcollateralization Amount                 13,791,910.22

Credit Enhancement Draw Amount                               0.00
Unreimbursed Credit Enhancer Prior Draws                     0.00


                                                     NUMBER     PERCENT       FORECLOSURE          BANKRUPTCY        REO
                                                                              -----------          ----------        ---
                                          BALANCE   OF LOANS   OF BALANCE   UNITS     DOLLARS   UNITS    DOLLARS    UNITS   DOLLARS
Delinquent Loans (30 Days)*            730,109.15      20        0.35%        0              -    2      89,888.01    0          -
Delinquent Loans (60 Days)*            473,778.62      10        0.23%        0              -    4     137,818.12    0          -
Delinquent Loans (90 Days)*            429,288.92      8         0.21%        1      84,714.25    4     196,618.24    0          -
Delinquent Loans (120 Days)*           135,342.03      2         0.06%        0              -    3     169,472.00    0          -
Delinquent Loans (150 Days)*           169,929.31      3         0.08%        0              -    1      24,500.00    0          -
Delinquent Loans (180+ Days)*                   -      0         0.00%        0              -    0             -     0          -
REO                                             -      0         0.00%
Foreclosures                            84,714.25      1         0.04%
Bankruptcies                         1,125,676.74      25        0.54%

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                             LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                             0.00
Current Month Loss Amount                               23,876.83
Current Month Recoveries                                     0.00
                                                ------------------
Ending Cumulative Loss Amount                           23,876.83         0.00


                                                          NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount           0.00
Current Month Net Principal Recovery Amount                  0.00
                                                ------------------
Ending Cumulative Net Principal Recovery Amount              0.00

                                                 SPECIAL HAZARD      FRAUD          BANKRUPTCY
Beginning Amount                                             0.00         0.00       0.00
Current Month Loss Amount                                    0.00         0.00       0.00
Ending Amount                                                   -            -          -

Extraordinary Event Losses                                   0.00
Excess Loss Amounts                                          0.00

Current Month Repurchases Units                                 0
Current Month Repurchases ($)                                0.00




CASH FLOWS RECEIVED
Principal Collections                                4,010,792.86
Interest Collections                                 2,269,164.23
Servicer Advances                                            0.00
Substitution Adjustment Amount                               0.00
Recovery Amounts                                             0.00
                                                ------------------
TOTAL CASH FLOWS RECEIVED                            6,279,957.09

CASH FLOWS DISTRIBUTED
Principal Distribution                               5,145,151.51
Interest Distribution                                  994,930.35
Residual Amount - Certificates                               0.00
Servicer Advances - Reimbursement                            0.00
GMACM Service Fee                                       88,531.26
GMACM Recovery Fee                                           0.00
Credit Enhancer Fee - FGIC                              51,343.97
                                                ------------------
TOTAL CASH FLOWS DISTRIBUTED                         6,279,957.09

NET CASH FLOWS REMAINING                                     0.00

TRIGGER ANALYSIS

Step Down Date                                         NO

Cumulative Liquidation Loss Amount Percentage         0.00%
Target Liquidation Loss Percentage                    0.00%
Liquidation Loss Amount Trigger                        NO

6 month Average Liquidation Loss Amount               0.00
60 Percent Remaining in Note Payment Account       680,615.19
6 months Liquidation Loss Amount Trigger               NO

Step Up Date - Class A-5                               NO

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